Financial Instruments - Summary of Remaining Contractual Maturities of Significant Financial Liabilities at Reporting Date (Detail) - INR (₨) ₨ in Millions		Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts	[1]	₨ 141,466	₨ 150,093
Lease Liabilities	[1]	23,183	24,573
Trade payables and accrued expenses		88,566	89,054
Derivative liabilities		562	3,004
Other financial liabilities	[2]	7,257	6,790
Loans, borrowings and bank overdrafts, undiscounted cash flows	[1]	145,114	155,682
Lease Liabilities Undiscounted Cash Flows	[1]	26,241	27,070
Trade payables and accrued expenses, undiscounted cash flows		88,566	89,054
Derivative liabilities, undiscounted cash flows		562	3,004
Other financial liabilities, undiscounted cash flows	[2]	8,176	7,140
Interest on Loans, borrowings and bank overdrafts	[1]	(3,648)	(5,589)
Interest on Lease Liabilities	[1]	(3,058)	(2,497)
Interest expense on Trade payables and accrued expenses		0	0
Interest expense on Derivative liabilities		0	0
Interest on Other financial liabilities	[2]	(919)	(350)
Not later than one year [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	[1]	81,157	91,743
Lease Liabilities Undiscounted Cash Flows	[1]	10,377	9,620
Trade payables and accrued expenses, undiscounted cash flows		88,566	89,054
Derivative liabilities, undiscounted cash flows		558	2,825
Other financial liabilities, undiscounted cash flows	[2]	2,272	4,192
1-2 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	[1]	938	924
Lease Liabilities Undiscounted Cash Flows	[1]	6,670	7,130
Trade payables and accrued expenses, undiscounted cash flows		0	0
Derivative liabilities, undiscounted cash flows		4	153
Other financial liabilities, undiscounted cash flows	[2]	601	1,587
2-4 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	[1]	63,019	63,015
Lease Liabilities Undiscounted Cash Flows	[1]	5,504	7,233
Trade payables and accrued expenses, undiscounted cash flows		0	0
Derivative liabilities, undiscounted cash flows		0	26
Other financial liabilities, undiscounted cash flows	[2]	2,513	951
Beyond 4 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	[1]	0	0
Lease Liabilities Undiscounted Cash Flows	[1]	3,690	3,087
Trade payables and accrued expenses, undiscounted cash flows		0	0
Derivative liabilities, undiscounted cash flows		0	0
Other financial liabilities, undiscounted cash flows	[2]	₨ 2,790	₨ 410

[1]	Includes future cash outflow towards estimated interest on loans, borrowings and bank overdrafts, and lease liabilities.
[2]	Includes future cash outflow towards estimated interest on contingent consideration and liability on written put options to non-controlling interests.